Related Party Payables (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Related party payables	$ 699,380	$ 1,880	$ 805,895
Short term advances
Related party payables	594,380	1,880	100,000
Short-term Promissory Note entered into on 8/17/18, in default
Related party payables	$ 105,000	0
Revenue-based funding agreement entered into on 11/8/15
Related party payables		0	180,000
Short-term promissory note entered into on 9/13/16
Related party payables		0	150,000
Promissory note entered into on 11/15/16
Related party payables		0	895
Promissory note entered into on 3/15/17
Related party payables		$ 0	$ 375,000